Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - Corporate Bonds [Member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 3,498	¥ 4,125
Additions: Initial credit impairments	34	107
Additions: Subsequent credit impairments	51	1
Reductions: Securities sold or matured	(233)	(403)
Balance at end of period	¥ 3,350	¥ 3,830